Other revenues (Tables)	12 Months Ended
Dec. 31, 2013
Other revenues
in	2013	2012	2011
Other revenues (CHF million)
Noncontrolling interests without SEI	658	336	701
Loans held-for-sale	(5)	(37)	(4)
Long-lived assets held-for-sale	30	458	(40)
Equity method investments	251	150	141
Other investments	315	749	457
Other	527	892	551
Other revenues	1,776	2,548	1,806

Bank
Other revenues
in	2013	2012	2011
Other revenues (CHF million)
Noncontrolling interests without significant economic interest	695	333	794
Loans held-for-sale	(5)	(37)	(4)
Long-lived assets held-for-sale	30	456	(43)
Equity method investments	240	136	137
Other investments	255	752	330
Other	578	850	531
Other revenues	1,793	2,490	1,745